Significant Related Party Transactions - Summary of Significant Transactions Carried Out by Group with Significant Related Parties (Detail) - CNY (¥) ¥ in Millions, shares in Millions						12 Months Ended
		Aug. 22, 2018	May 18, 2018	May 07, 2018	May 06, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Payment of dividends from the Company to CLIC						¥ 11,306	¥ 6,784	¥ 11,871
Property leasing expenses charged by CLI						1,444	1,204
Interest on deposits received from CGB						22,699	23,827	27,851
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of transactions between related parties [line items]
Cash dividend from significant related parties		¥ 274	¥ 284
Transactions between Sino-Ocean and group [member] | Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of transactions between related parties [line items]
Cash dividend from significant related parties						558	553	248
Interest payment of corporate bonds received from Sino-Ocean						27	27	38
Project management fee paid to Sino-Ocean						2	55	60
Transactions Between Consolidated Structured Entities Or Other Subsidiaries And Company [member] | Consolidated structured entities [member]
Disclosure of transactions between related parties [line items]
Cash dividend from significant related parties						¥ 8,247	¥ 3,944	443
Transactions between CLIC and CLP and C company [member]
Disclosure of transactions between related parties [line items]
Increase in registered capital of related parties				¥ 18,800	¥ 15,000
Percentage of holding				40.00%
Number of shares held				1,520
China Life Insurance (Group) Company ("CLIC") [member]
Disclosure of transactions between related parties [line items]
Percentage of holding						68.37%	68.37%
China Life Insurance (Group) Company ("CLIC") [member] | Transactions with CLIC and subsidiaries [member]
Disclosure of transactions between related parties [line items]
Policy management fee received from CLIC	[1],[2]					¥ 629	¥ 740	869
Asset management fee received	[3]					100	107	124
Payment of dividends from the Company to CLIC						7,729	4,638	8,116
China Life Asset Management Company Limited ("AMC") [member] | Transactions with CLIC and subsidiaries [member]
Disclosure of transactions between related parties [line items]
Distribution of profits						128	125	143
China Life Asset Management Company Limited ("AMC") [member] | Transactions between AMC and company [member]
Disclosure of transactions between related parties [line items]
Distribution of profits						193	187	215
Payment of an asset management fee to significant related parties	[2],[4]					1,326	1,154	1,081
China Life Insurance (Overseas) Company Limited ("CL Overseas") [member] | Transactions with CLIC and subsidiaries [member]
Disclosure of transactions between related parties [line items]
Asset management fee received	[5]					63	119	74
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member] | Transactions with CLIC and subsidiaries [member]
Disclosure of transactions between related parties [line items]
Asset management fee received	[6]					14	14	36
Payment of insurance premium to CLP&C						47	44	49
Claim and other payments received from CLP&C						14	16	18
Agency fee received	[2],[7]					2,959	3,030	2,337
Rental and a service fee received from CLP&C						50	59	43
Cash dividend from significant related parties						66	69	135
China Life Real Estate Co., Limited ("CLRE") [member] | Transactions with CLIC and subsidiaries [member]
Disclosure of transactions between related parties [line items]
Payment of rental, project fee and other expenses to CLRE						45	50	44
China Life Investment Holding Company Limited ("CLI") [member] | Transactions with CLIC and subsidiaries [member]
Disclosure of transactions between related parties [line items]
Property leasing expenses charged by CLI	[8]					83	78	81
Payment of an asset management fee to significant related parties	[2],[9]					529	396	298
Property leasing income received from CLI						37	37	38
China Life Ecommerce Company Limited ("CL Ecommerce") [member] | Transactions with CLIC and subsidiaries [member]
Disclosure of transactions between related parties [line items]
Payment of a business management service fee to CL Ecommerce	[10]					53	64	56
China Guangfa Bank Co. Ltd ("CGB") [member] | Transactions between CGB and group [member]
Disclosure of transactions between related parties [line items]
Interest on deposits received from CGB						1,425	1,382	685
Commission expenses charged by CGB	[11]					112	92	42
Capital contribution to significant related parties						13,012
China Life Enterprise Annuity Fund ("EAP") [member] | Transactions between EAP and group [member]
Disclosure of transactions between related parties [line items]
Contribution to EAP						593	700	337
Other associates and joint ventures [member] | Transaction Between Other Associates And Joint Ventures And The Group [member]
Disclosure of transactions between related parties [line items]
Distribution of profit from significant related parties						2,279	1,240	437
Other associates and joint ventures [member] | Transactions between other associates and joint ventures and company [member]
Disclosure of transactions between related parties [line items]
Distribution of profit from significant related parties						1,424	203	134
China Life Pension Company Limited ("Pension Company") [member] | Transactions between pension company and company [member]
Disclosure of transactions between related parties [line items]
Agency fee received	[12]					43	42	31
Rental received from Pension Company						45	43	34
Marketing fee income for promotion of annuity business from Pension Company						13	10	14
China Life Franklin Asset Management Company Limited [member] | Transactions between AMC HK and company [member]
Disclosure of transactions between related parties [line items]
Payment of an investment management fee to AMC HK	[13]					18	14	14
China Life (Suzhou) Pension and Retirement Investment Company Limited ("Suzhou Pension Company") [member] | Transactions between Suzhou Pension Company and Company [member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties							260	¥ 526
Shanghai Rui Chong Investment Co., Limited ("Rui Chong Company") [member] | Transactions between Rui Chong Company and company [member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties							601
Rental fee charged by Rui Chong Company						47
Other subsidiaries [member] | Transactions Between Consolidated Structured Entities Or Other Subsidiaries And Company [member]
Disclosure of transactions between related parties [line items]
Distribution of profits from the Company's other subsidiaries to the Company						¥ 426	¥ 70

[1]	On 26 December 2017, the Company and CLIC renewed a renewable insurance agency agreement, effective from 1 January 2018 to 31 December 2020. The Company performs its duties of insurance agents in accordance with the agreement, but does not acquire any rights and profits or assume any obligations, losses and risks as an insurer of the non-transferrable policies. The policy management fee was payable semi-annually, and is equal to the sum of (1) the number of policies in force as at the last day of the period, multiplied by RMB8.0 per policy and (2) 2.5% of the actual premiums and deposits received during the period, in respect of such policies. The policy management fee income is included in other income in the consolidated statement of comprehensive income.
[2]	These transactions constitute continuing connected transactions which are subject to reporting and announcement requirements but are exempt from independent shareholders' approval requirements under Chapter 14A of the Listing Rules. The Company has complied with the disclosure requirements in accordance with Chapter 14A of the Listing Rules.
[3]	On 30 December 2015, CLIC renewed an asset management agreement with AMC, entrusting AMC to manage and make investments for its insurance funds. The agreement was effective from 1 January 2016 to 31 December 2018. In accordance with the agreement, CLIC paid AMC a basic service fee at the rate of 0.05% per annum for the management of insurance funds. The service fee was calculated and payable on a monthly basis, by multiplying the average book value of the assets under management (after deducting the funds obtained from and interests accrued for repurchase transactions, deducting the principal and interests of debt and equity investment schemes, project asset-backed schemes, customised non-standard products) at the beginning and the end of any given month by the rate of 0.05%, divided by 12. At the end of each year, CLIC assessed the investment performance of the assets managed by AMC, compared the actual results against benchmark returns and made adjustment to the basic service fee.
[4]	On 29 December 2015, the Company and AMC renewed a renewable agreement for the management of insurance funds, effective from 1 January 2016 to 31 December 2018. In accordance with the agreement, the Company entrusted AMC to manage and make investments for its insurance funds and paid AMC a fixed service fee and a variable service fee. The fixed annual service fee was calculated and payable on a monthly basis, by multiplying the average net value of the assets under management by the rate of 0.05%; the variable service fee was payable annually, based on the results of performance evaluation, at 20% of the fixed service fee per annum. The service fees were determined by the Company and AMC based on an analysis of the cost of service, market practice and the size and composition of the asset pool to be managed. Asset management fees charged to the Company by AMC are eliminated in the consolidated statement of comprehensive income.
[5]	In 2018, CL Overseas renewed an investment management agreement with AMC HK, effective from 1 January 2018 to 31 December 2022. In accordance with the agreement, CL Overseas entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK a basic investment management fee and an investment performance fee. The basic investment management fee was accrued by multiplying the weighted average total funds by the basic fee rate. The investment performance fee was calculated based on the difference between the total actual annual yields and predetermined net realised yield. The basic investment management fee was calculated and payable on a semi-annual basis. The investment performance fee was payable according to the total actual annual yield at the end of each year.
[6]	On 15 May 2018, CLP&C renewed an agreement for the management of insurance funds with AMC, entrusting AMC to manage and make investments for its insurance funds, which was retrospectively effective from 1 January 2018 to 31 December 2019. The agreement was subject to an automatic one-year renewal if no objections were raised by both parties upon expiry. In accordance with the agreement, CLP&C paid AMC a fixed service fee and a variable service fee. The fixed service fee was calculated on a monthly basis and payable on an annual basis, by multiplying the average net asset value of assets of each category under management at the beginning and the end of any given month by the responding annual investment management fee rate, divided by 12. The variable service fee was payable on an annual basis and linked to investment performance.
[7]	On 31 January 2018, the Company and CLP&C signed a new framework insurance agency agreement, whereby CLP&C entrusted the Company to act as an agent to sell designated P&C insurance products in certain authorised jurisdictions. The agency fee was determined based on cost (tax included) plus a margin. The agreement is valid for three years, from 8 March 2018 to 7 March 2021.
[8]	On 29 December 2017, the Company renewed a property leasing agreement with CLI, effective from 1 January 2018 to 31 December 2020, pursuant to which CLI leased to the Company certain buildings of its own. Annual rental payable by the Company to CLI in relation to the CLI properties is determined either by reference to the market rent, or, the costs incurred by CLI in holding and maintaining the properties, plus a margin of approximately 5%. The rental was paid on a semi-annual basis, and each payment was equal to one half of the total annual rental.
[9]	On 30 June 2017, the Company and CLI renewed a management agreement of alternative investment of insurance funds, which was retrospectively effective from 1 January 2017 to 31 December 2018. In accordance with the agreement, the Company entrusted CLI to engage in specialised investment, operation and management of equities, real estate and related financial products, and securitised financial products under the instructions of the annual guidelines. The Company paid CLI an asset management fee and a performance related bonus based on the agreement. For fixed-income projects, the management fee rate was 0.05%-0.6% according to different ranges of returns and without a performance-related bonus; for non-fixed-income projects, the management fee rate was 0.3% and the performance-related bonus was linked to the return on comprehensive investment upon expiry of the project. In addition, the Company adjusts the investment management fees for fixed-income projects and non-fixed-income projects based on the annual evaluation results to CLI's performance. The adjustment amount (variable management fee) ranges from negative 10% to positive 15% of the investment management fee in the current period.
[10]	On 1 January 2018, the Company and CL Ecommerce renewed an agreement for managing the regional telemarketing centre, which was effective from 1 January 2018 and would expire on 31 December 2018. Pursuant to the agreement, the Company entrusted CL Ecommerce to manage the operation of its telemarketing centre, and paid the management fee accordingly. The total amount of the management fee is not expected to exceed RMB100 million, but is still pending for negotiation between the two parties based on the actual circumstance.
[11]	On 19 October 2018, the Company and CGB renewed an insurance agency agreement to distribute insurance products. All individual insurance products suitable for distribution through bancassurance channels are included in the agreement. CGB provides agency services, including the sale of insurance products, collecting premiums and paying benefits. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category individual insurance products after deducting the withdrawn policy premiums in the hesitation period, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed based on arm's length transactions. The commissions are payable on a monthly basis. The agreement is effective from the signing date to 16 August 2020. On 23 March 2016, the Company and CGB signed another insurance agency agreement to distribute group insurance products. The group insurance products suitable for distribution through bancassurance channels are included in the agreement. CGB provides agency services, including the sale of group insurance products, collecting premiums and paying benefits, and so on. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category group insurance product after deducting the withdrawn policy premiums in the hesitation period, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed by referring to comparable quoted market prices of independent third-parties. The commissions are payable on a monthly basis. The agreement is valid for two years from 1 January 2016, with an automatic one-year renewal if no objections were raised by either party upon expiry. On 1 January 2018, the agreement was automatically renewed for one year.
[12]	On 28 November 2016, the Company and Pension Company signed an agency agreement for the distribution and customer service of enterprise annuity funds, the pension management business and the occupational pension management business. The agreement was effective from 28 November 2016 and expired on 31 December 2017. The agreement was subject to an automatic one-year renewal if no objections were raised by either party upon expiry. On 1 January 2018, the agreement was automatically renewed for one year. The commissions agreed upon in the agreement include the daily business commissions and the annual promotional plans commissions. According to the agreement, the commissions for the entrusting service of enterprise annuity fund management, which is the core business of Pension Company, are calculated at 30% to 80% of the annual entrusting management fee revenues, depending on the duration of the agreement. The commissions for account management service are calculated at 60% of the first year's account management fee and were only charged for the first year, regardless of the duration of the agreement. The commissions for investment management service, in accordance with the duration of the agreement, are calculated at 60% to 3% of the annual investment management fee (excluding risk reserves for investment), and decreased annually. The commissions of the group pension plan is, in accordance with the duration of the contracts, calculated at 50% to 3% of the annual investment management fee, and decreased annually; the commissions of the personal pension plan is calculated at 30% to 50% of the annual investment management fee according to the various rates of daily management fee applied to the various individual pension management products in all of the management years; the commissions of occupation annuity is in accordance with the provision of annual promotional plans, which should be determined by both parties on a separate occasion. The commissions charged to the Company by Pension Company are eliminated in the consolidated statement of comprehensive income of the Group.
[13]	On 18 September 2016, the Company and AMC HK renewed the offshore investment management service agreement, which was effective from 19 September 2016 to 31 December 2018. In accordance with the agreement, the Company entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK an asset management fee. On 25 December 2017, the Company and AMC HK signed a supplementary agreement, changing the fixed rate of the portfolio asset value for assets managed on a discretionary basis to 0.375% and the variable rates of it to 0.047% and 0.094%, respectively, according to different compliance conditions. Fixed rates for assets managed on a non-discretionary basis are revised to 0.047% and 0.075%, respectively, by various asset classes. The supplementary agreement is effective from 1 January 2018 to 31 December 2018. The above management fee was calculated based on the net value of the entrusted asset from the monthly reports provided by the trustee, without deducting the monthly management fee payable. The investment management fee was accrued quarterly and paid within 10 working days of the next quarter. Asset management fees charged to the Company by AMC HK are eliminated in the consolidated statement of comprehensive income.